Share-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Share-Based Compensation [Abstract]
Schedule Of Stock Options Awarded Under The Option Plans

	FY2012		FY2011		FY2010
		Estimated		Estimated		Estimated
		Weighted		Weighted		Weighted
	Shares	Avg. Price	Shares	Avg. Price	Shares	Avg. Price

October 1,	435,054	$35.58	761,931	$35.15	891,826	$33.63
Granted	—	—	—	—	2,000	$32.55
Exercised	(100,872)	$14.98	(104,912)	$13.18	(73,765)	$12.03
Cancelled	(208,366)	$45.18	(221,965)	$44.67	(58,130)	$41.17

September 30,	125,816	$36.29	435,054	$35.58	761,931	$35.15
At September 30,
Reserved for future grant	1,301,090		1,115,776		949,062
Exercisable	125,149	$36.31	397,073	$35.42	677,538	$34.88

Schedule Of Information Regarding Stock Options Outstanding

	Options Outstanding
		Weighted-
		Average	Weighted
	Number	Remaining	Average
Range of	Outstanding at	Contractual	Exercise
Exercise Prices	Sept. 30, 2012	Life	Price

$17.29- $32.55	8,000	0.8 years	$21.11
$35.69- $36.70	15,000	0.2 years	$35.82
$37.54- $37.98	102,816	1.0 years	$37.54

	125,816	0.9 years	$36.29

	Exercisable Options Outstanding
		Weighted
	Number	Average
Range of	Exercisable at	Exercise
Exercise Prices	Sept. 30, 2012	Price

$17.29 - $32.55	7,333	$20.06
$35.69 - $36.70	15,000	$35.82
$37.54 - $37.98	102,816	$37.54

	125,149	$36.31

Schedule Of Outstanding Restricted Share Awards

		Weighted
	Shares	Avg. Price

Nonvested at October 1, 2011	486,908	$33.41
Granted	—	$—
Vested	(81,835)	$37.14
Cancelled	(625)	$38.09

Nonvested at September 30, 2012	404,448	$32.65